Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Interim Dividends

	$ per share			$ million
	2023	2022	2021 [A]	2023	2022	2021 [B]
Cash:
March	0.2875	0.24	0.1665	2,030	1,829	1,290
June	0.2875	0.25	0.1735	1,984	1,850	1,331
September	0.3310	0.25	0.24	2,179	1,818	1,854
December	0.3310	0.25	0.24	2,196	1,786	1,846
Total	1.237	0.99	0.82	8,389	7,283	6,321
[A]In 2021 Shell plc declared equal amounts of dividends per A and B share as presented.
[B]Dividends paid on A shares totalled in 2021: $3,330 million and dividends paid on B shares totalled in 2021: $2,991 million